Investments (Details Textual) (USD $)	12 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 09, 2014	Apr. 12, 2013 exchange_right	Apr. 10, 2013	Sep. 30, 2014	Jun. 20, 2014	Jun. 16, 2014
Gain (Loss) on Investments [Line Items]
Investment in beneficial interest	$ 66,249,000	$ 1,421,000
Additions	68,424,000	1,440,000	0
Payments to Acquire Land	7,529,000	0	0
Prior Period Reclassification Adjustment	15,000
Other Comprehensive Income (Loss), Net of Tax	(423,000)	0	0
HealthSpring DST
Gain (Loss) on Investments [Line Items]
Equity method investment, ownership percentage					10.00%
Investment in beneficial interest	66,249,000
Digital Realty Joint Venture
Gain (Loss) on Investments [Line Items]
Equity method investment, ownership percentage	80.00%			80.00%
Investment in beneficial interest	64,898,000	0
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	102,000,000			102,000,000
Equity Method Investment, Area of Real Estate Property				132,000
Equity Method Investment, Lessor Leasing Arrangements, Operating Leases, Term of Contract				8 years
Additions	68,424,000			68,400,000
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	187,500,000			187,500,000
HealthSpring DST
Gain (Loss) on Investments [Line Items]
Equity Method Investment, Payments to Acquire Buildings						36,400,000
Investment in beneficial interest	1,351,000	1,421,000
Equity Method Investment, Summarized Financial Information, Liabilities and Equity						39,600,000
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities						23,600,000
Equity Method Investment Summarized Financial Information, Equity						16,000,000
Equity Method Investment, Lessor Leasing Arrangements, Operating Leases, Term of Contract						9 years
Real Estate Exchange Rights, Right To Acquire Beneficial Interest					2
Minimum Holding Period for Redemption of Stock					1 year		1 year
Additions	0
WR Griffin Patterson, LLC
Gain (Loss) on Investments [Line Items]
Equity Method Investment, Area of Real Estate Property									1,500,000
Equity Method Investment, Lessor Leasing Arrangements, Operating Leases, Term of Contract									15 years
Payments to Acquire Land								15,200,000
Accumulated Other Comprehensive Income (Loss)
Gain (Loss) on Investments [Line Items]
Other Comprehensive Income (Loss), Net of Tax	$ (423,000)